Right-of-Use Assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Cash outflow in financing activities	¥ 134	¥ 152	¥ 132
Principal elements of lease payments	124	134	116
Interest paid	10	18	16
Cash outflow for leases including short-term lease	¥ 183	¥ 205	¥ 204